COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Pursuant to a contract signed between Hongcheng Education and the Fourth Middle School of Anqing for the use of the school's education resources, Hongcheng Education has committed to pay a royalty fee of RMB650 per annum from 2005 to 2007, RMB1,000 per annum from 2008 to 2010, and RMB1,200 per annum from 2011 to 2024. The aggregate fees committed through 2024 were recognized as expenses on a straight-line basis, and the difference between the amount paid and the amount recognized is reported as amount due to related parties. For the years ended December 31, 2010, 2011 and 2012, the amounts reported as expenses were RMB1,088 during each period. The amounts recorded as deferred commitment fees included in accrued expenses and other current liabilities as of December 31, 2011 and 2012 were RMB1,463 and RMB1,350, respectively.

(b)	The Group leases certain office premises under non-cancelable operating leases through 2016. Rental expenses under operating leases for 2010, 2011, and 2012 were RMB11,031, RMB14,858 and RMB18,091 respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31	RMB

2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279

15,976

(c)	As of December 31, 2012, the Group had commitments totaling RMB66,016 for the expansion of the schools in Anqing, Pingdingshan and Jingzhou. As of December 31, 2012, the remaining portion of capital commitment to the Jingzhou School for its expansion was RMB64,752, which included capital commitment for the on-going construction in progress of RMB5,572. Since the construction of Jingzhou School is delayed, the Group is unable to make reasonable estimates regarding the timing of payment of capital commitments for Jingzhou School. The capital commitments for the on-going construction in progress of Anqing and Pingdingshan schools totaling RMB1,264 as of December 31, 2012 are expected to be paid within 2013.